Domestic and Foreign Operations - Revenue from Operations in Domestic and Foreign Regions (Detail) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue, Major Customer [Line Items]
Total revenue	$ 130,682	$ 109,712	$ 117,112	$ 114,256	$ 105,682	$ 90,269	$ 90,148	$ 86,608	$ 79,464	$ 375,553	$ 337,050	$ 446,762	$ 346,489	$ 280,404
United States [Member]
Revenue, Major Customer [Line Items]
Total revenue												262,412	211,473	173,078
France [Member]
Revenue, Major Customer [Line Items]
Total revenue												59,306	52,222	42,451
United Kingdom [Member]
Revenue, Major Customer [Line Items]
Total revenue												48,996	41,231	35,656
Australia [Member]
Revenue, Major Customer [Line Items]
Total revenue												25,888	3,300	1,141
Germany [Member]
Revenue, Major Customer [Line Items]
Total revenue												24,410	20,719	16,194
Other International [Member]
Revenue, Major Customer [Line Items]
Total revenue												$ 25,750	$ 17,544	$ 11,884